Cover	Oct. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42878
Entity Registrant Name	NEPTUNE INSURANCE HOLDINGS INC.
Entity Central Index Key	0002067129
Entity Tax Identification Number	33-4189588
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 6th Street S
Entity Address, Address Line Two	Suite 2
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33701
City Area Code	727
Local Phone Number	202-4815
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	NP
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false